Summary Of Significant Accounting Policies (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 37,333	$ 1,088,046	$ 1,492,477	$ 632,256
Unrealized (gain) loss on marketable securities held in Trust Account			2,868	(5,729)
Income From Investments Held In Trust Account Used To Pay For Taxes	(39,585)	(296,216)	(240,068)	(186,104)
Net income attributable to Class A common stock subject to possible redemption	1,696	1,132,558	$ 1,255,278	$ 440,423
Unrealized gain on marketable securities held in Trust Account	$ 3,948	$ 340,728
Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	28,793,444	28,488,312	27,639,376	28,129,383
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.00	$ 0.04	$ 0.05	$ 0.02
Numerator: Net Loss minus Net Earnings
Net (loss) income	$ (12,870,990)	$ 6,442,454	$ (15,265,396)	$ (7,209,680)
Less: Net income allocable to Class A Common stock subject to possible redemption	(1,696)	(1,132,558)	(1,255,278)	(440,423)
Non-Redeemable Net (Loss) Income	$ (12,872,686)	$ 5,309,896	$ (16,520,674)	$ (7,650,103)
Denominator: Weighted Average Non-Redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,737,806	11,565,826	11,891,874	7,814,396
Basic and diluted net income/loss per share	$ (1.20)	$ 0.46	$ (1.39)	$ (0.98)